Other Payables and Accrued Expenses (Details) - USD ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016
Other Payables and Accrued Expenses [Abstract]
Government authorities	$ 867	$ 993
Warranty provision short term	1,680	1,741
Professional services	470	693
Payment obligation related to acquisition	900	1,400
Restructuring	503
Accrued expenses	626	1,276
Other payables and accrued expenses	$ 5,046	$ 6,103